Quarterly Report
December 31, 2020
MFS®  North Carolina
Municipal Bond Fund
MNC-Q3

Portfolio of Investments
12/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.3%
Airport Revenue – 5.9%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4.75%, 7/01/2028	$1,250,000	$1,253,763
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2032	1,245,000	1,413,262
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2036	3,000,000	3,060,000
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2038	3,245,000	4,176,477
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2039	1,000,000	1,284,190
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2038	1,155,000	1,331,461
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,194,560
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2047	2,000,000	2,368,860
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2049	2,500,000	3,072,850
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	440,000	472,252
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	305,000	315,190
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,402,440
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,396,740
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2034	1,150,000	1,489,365
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2035	1,000,000	1,292,250
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2036	1,000,000	1,287,700
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,445,000	1,681,070
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	196,665
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	221,116
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	169,029
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	268,579
		$31,347,819
General Obligations - General Purpose – 8.0%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$1,030,000	$1,005,651
Charlotte, NC, General Obligation, “A”, 5%, 6/01/2026	8,000,000	10,041,760
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	315,000	347,732
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	235,000	280,064
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	85,000	92,995
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	665,000	726,971
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	5,015,000	3,435,275
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	915,000	957,767
Durham County, NC, 4%, 6/01/2037	450,000	551,570
Durham County, NC, 4%, 6/01/2039	650,000	792,753
Durham County, NC, General Obligation Refunding, 4%, 6/01/2036	500,000	614,745
Gaston County, NC, Rev., 5%, 4/01/2033	675,000	880,753
Gaston County, NC, Rev., 5%, 4/01/2035	610,000	792,024
Granville County, NC, 5%, 10/01/2034	675,000	863,392
Granville County, NC, 5%, 10/01/2035	690,000	880,302
Lee County, NC, Limited Obligation, 3.25%, 5/01/2035	1,000,000	1,114,960
Lee County, NC, Limited Obligation, 4%, 5/01/2036	500,000	591,065
Lee County, NC, Limited Obligation, 4%, 5/01/2037	855,000	1,004,676
North Carolina Public Improvement General Obligation (Connect NC), “A”, 5%, 6/01/2030	4,790,000	6,667,584
North Carolina Public Improvement General Obligation (Connect NC), “B”, 5%, 6/01/2030	1,625,000	2,196,187
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	625,000	659,044
Randolph County, NC, 4%, 10/01/2037	1,045,000	1,259,685
Randolph County, NC, 4%, 10/01/2038	500,000	601,080
Randolph County, NC, 4%, 10/01/2039	500,000	599,790
State of Illinois, 5%, 6/01/2021	2,935,000	2,982,488
State of Illinois, 5.5%, 5/01/2039	375,000	453,765
State of Illinois, 5.75%, 5/01/2045	350,000	425,128
State of Illinois, “A”, 4%, 12/01/2033	90,000	96,656
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2032	1,305,000	1,626,539
		$42,542,401

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – 0.7%
Wake County, NC, Limited Obligation, “A”, 4%, 8/01/2037	$3,000,000	$3,594,660
Healthcare Revenue - Hospitals – 9.9%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$555,000	$619,197
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2036	3,000,000	3,832,320
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,556,680
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	25,000	28,472
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	40,000	49,012
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	20,000	24,270
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	255,000	290,412
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031 (Prerefunded 7/01/2021)	360,000	370,400
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041 (Prerefunded 7/01/2021)	525,000	540,488
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	85,000	85,307
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036	1,500,000	1,827,150
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047	2,425,000	2,890,939
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	320,000	359,926
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Appalachian Regional Healthcare System, Inc.), “A”, 6.375%, 7/01/2026 (Prerefunded 7/01/2021)	2,000,000	2,060,020
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Appalachian Regional Healthcare System, Inc.), “A”, 6.5%, 7/01/2031 (Prerefunded 7/01/2021)	1,000,000	1,030,420
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042 (Prerefunded 6/01/2022)	2,420,000	2,584,729
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2032	600,000	777,054
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2033	255,000	328,555
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2031	2,800,000	3,294,564
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033	3,000,000	3,509,460
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,880,400
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “A”, 5%, 12/01/2033	1,000,000	1,258,160
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2031	4,355,000	4,631,630
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2038	1,825,000	1,930,284
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2027	150,000	175,424
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,715,389
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	1,197,454
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	1,580,000	1,752,678
University of North Carolina, Hospitals at Chapel Hill Rev., 4%, 2/01/2037	405,000	481,019
University of North Carolina, Hospitals at Chapel Hill Rev., 4%, 2/01/2038	1,040,000	1,227,741
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	7,580,950
		$52,890,504
Healthcare Revenue - Long Term Care – 5.5%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$3,147,925
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,592,730
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,139,370
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2036	800,000	902,120
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	2,000,000	2,367,260
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	1,016,460
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	1,021,090
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	2,000,000	2,013,700
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Friends Homes, Inc.), “A”, 4%, 9/01/2040	2,000,000	2,139,740
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,225,000	1,314,817

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2050	$1,500,000	$1,650,435
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,615,665
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2049	2,000,000	2,165,640
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	860,704
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,342,824
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,500,000	1,537,125
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2033	1,590,000	1,666,956
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,095,290
		$29,589,851
Human Services – 0.2%
North Carolina Capital Facilities Finance Agency Rev. (Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$1,164,230
Industrial Revenue - Other – 0.6%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$600,000	$604,992
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	840,000	845,544
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	615,000	687,755
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	830,000	946,905
		$3,085,196
Miscellaneous Revenue - Other – 0.9%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/2025	$1,000,000	$1,182,880
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	420,000	450,404
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	3,145,000	3,296,432
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	85,000	85,271
		$5,014,987
Multi-Family Housing Revenue – 0.0%
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 1/01/2022	$135,000	$137,204
Sales & Excise Tax Revenue – 3.3%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$1,140,000	$1,178,703
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,295,000	1,479,175
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	185,000	219,852
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	400,000	486,568
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	375,000	465,135
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	75,000	94,814
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	175,000	224,912
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	165,000	206,913
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	220,000	275,961
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	100,000	112,924
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	65,000	73,199
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	105,000	118,460
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	105,000	115,250
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	4,700,000	5,237,680
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	957,000	1,037,044
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	348,000	376,863
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	9,763
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	154,000	169,314
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	16,000	15,092
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	174,000	154,921
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	26,327

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	$1,584,000	$1,232,320
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,515,000	1,084,786
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	9,954,000	3,079,668
		$17,475,644
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$430,000	$454,820
Single Family Housing - Local – 0.5%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$2,325,000	$2,615,811
Single Family Housing - State – 4.0%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C1”, 4%, 11/15/2047	$1,655,000	$1,791,786
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	2,175,000	2,431,215
North Carolina Housing Finance Agency Home Ownership Refunding Rev., “45”, GNMA, 3%, 7/01/2051	3,000,000	3,297,630
North Carolina Housing Finance Agency, Home Ownership Rev., “41”, FNMA, 3.55%, 7/01/2044	1,965,000	2,143,127
North Carolina Housing Finance Agency, Home Ownership Rev., “43”, GNMA, 2.95%, 7/01/2043	3,500,000	3,693,200
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	5,000,000	5,671,050
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	2,200,000	2,420,396
		$21,448,404
State & Local Agencies – 15.4%
Asheville, NC, Limited Obligation, 5%, 4/01/2028 (Prerefunded 4/01/2022)	$400,000	$424,004
Buncombe County, NC, Limited Obligation, 4%, 6/01/2034	1,700,000	2,029,120
Buncombe County, NC, Limited Obligation, 4%, 6/01/2035	1,465,000	1,745,137
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2027	125,000	160,274
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2028	200,000	263,268
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2029	275,000	370,728
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2030	250,000	344,713
Cabarrus County, NC, Limited Obligation, 4%, 6/01/2034	1,000,000	1,171,850
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2037	1,320,000	1,594,468
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2049	2,500,000	2,928,450
Charlotte, NC, COP, 5%, 12/01/2034	1,000,000	1,297,650
Charlotte, NC, COP, 5%, 12/01/2035	2,000,000	2,587,760
Charlotte, NC, Cultural Arts Facilities, COP, “B”, 4%, 6/01/2038	2,015,000	2,427,551
Charlotte, NC, Cultural Arts Facilities, COP, “B”, 4%, 6/01/2039	1,250,000	1,502,425
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 4%, 6/01/2038	4,500,000	5,421,330
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 3%, 6/01/2039	3,000,000	3,356,520
Charlotte, NC, Transit Projects, COP, 5%, 6/01/2033	3,000,000	3,009,420
Charlotte, NC, Transit Projects/Phase II, COP, “B”, 5%, 6/01/2026	1,250,000	1,503,612
Chatham County, NC, Limited Obligation, 4%, 11/01/2037	1,750,000	2,087,767
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	115,000	145,091
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	100,000	125,515
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	45,000	56,307
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.901% (LIBOR - 3mo. + 0.75%), 6/01/2037	2,310,000	2,106,096
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2034	2,000,000	2,407,600
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2035	1,240,000	1,488,781
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2036	1,375,000	1,642,369
Durham County, NC, Limited Obligation, 4%, 4/01/2035	1,270,000	1,508,354
Durham County, NC, Limited Obligation, 4%, 4/01/2037	3,000,000	3,542,760
Harnett County, NC, Limited Obligation Refunding, 5%, 12/01/2026	750,000	949,642
Harnett County, NC, Limited Obligation Refunding, 5%, 12/01/2027	910,000	1,180,361
Harnett County, NC, Limited Obligation Refunding, 4%, 12/01/2028	250,000	312,408
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 5%, 4/01/2033	550,000	734,124
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2034	500,000	619,575
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2036	800,000	985,696
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2037	500,000	613,925

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	$520,000	$687,154
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	1,010,000	1,234,927
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2026	300,000	361,182
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2027	350,000	430,224
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2028	300,000	375,831
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2029	280,000	356,616
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2030	200,000	259,216
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2031	140,000	179,733
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2032	125,000	159,411
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2033	150,000	190,181
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2034	130,000	163,894
Mooresville, NC, Limited Obligation, “A”, 3%, 10/01/2036	350,000	398,227
Mooresville, NC, Limited Obligation, “A”, 3%, 10/01/2038	300,000	338,295
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	465,000	556,814
New Jersey Economic Development Authority Rev., School Facilities Construction, “LLL”, 5%, 6/15/2039	1,030,000	1,255,106
New Jersey Economic Development Authority Rev., School Facilities Construction, “LLL”, 5%, 6/15/2044	1,710,000	2,055,676
North Carolina Limited Obligation (Build, Inc.), “A”, 5%, 5/01/2029	1,625,000	2,199,031
North Carolina Turnpike Authority Refunding Rev., (Monroe Expressway System), 5%, 7/01/2038 (w)	1,250,000	1,671,875
North Carolina Turnpike Authority Refunding Rev., (Monroe Expressway System), 5%, 7/01/2041 (w)	1,795,000	2,377,890
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/2036	3,000,000	3,070,770
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Refunding Rev., “A”, 4%, 1/01/2034	2,555,000	3,024,609
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2043	3,500,000	1,925,735
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2024 (Prerefunded 10/01/2021)	750,000	777,023
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	2,530,000	3,065,247
Scotland County, NC, Limited Obligation, 5%, 12/01/2033	210,000	263,680
Scotland County, NC, Limited Obligation, 5%, 12/01/2034	1,000,000	1,252,860
Wake County, NC, Limited Obligation, “A”, 5%, 8/01/2027	920,000	1,191,878
		$82,467,736
Student Loan Revenue – 1.0%
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2027	$550,000	$649,610
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2028	1,000,000	1,196,980
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2029	700,000	847,028
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 3.125%, 6/01/2039	2,750,000	2,805,880
		$5,499,498
Tax - Other – 0.7%
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	$290,000	$368,164
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	2,415,000	2,443,207
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	760,000	823,657
		$3,635,028
Tax Assessment – 0.2%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040	$1,000,000	$1,019,800
Tobacco – 1.2%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037 (Prerefunded 6/01/2022)	$1,295,000	$1,405,101
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	325,000	428,548
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	1,220,000	1,380,174
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	6,270,000	954,545
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,975,000	2,021,827
		$6,190,195

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – 5.1%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$2,267,100
North Carolina Turnpike Authority, Triangle Expressway System Rev., 5%, 1/01/2040	2,000,000	2,443,340
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	500,000	606,120
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2038	3,000,000	3,748,440
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	1,975,000	2,481,607
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 2/01/2024	3,000,000	3,400,140
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2032	1,150,000	1,376,860
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2039	2,600,000	3,088,306
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2049	4,000,000	4,976,720
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	435,000	500,246
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	350,000	399,721
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	595,000	634,092
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	1,160,000	1,214,856
		$27,137,548
Transportation - Special Tax – 2.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	$2,185,000	$2,588,853
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	435,000	443,643
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	65,000	65,759
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	3,660,000	3,995,366
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	970,000	1,033,710
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,640,000	1,803,213
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	1,650,000	1,667,308
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	1,210,000	1,267,911
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	540,000	603,893
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	290,000	353,052
New Jersey Transportation Trust Fund Authority, “AA”, 3%, 6/15/2050	145,000	144,999
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2050	685,000	759,994
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	200,000	241,576
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	260,000	316,524
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	260,000	308,019
		$15,593,820
Universities - Colleges – 19.9%
Appalachian State University Rev., 4%, 10/01/2048	$1,415,000	$1,638,174
Appalachian State University, Millennial Campus Rev. (End Zone Project), 5%, 5/01/2044	3,000,000	3,555,780
East Carolina University, NC, General Rev., “A”, 4%, 10/01/2045	2,195,000	2,416,212
Elizabeth City State University Rev., AGM, 5%, 4/01/2040	3,155,000	3,797,547
North Carolina Agricultural & Technical University Rev., “A”, 5%, 10/01/2035	3,075,000	3,621,028
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 4%, 10/01/2039	3,265,000	3,747,208
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	6,057,190
North Carolina Capital Facilities Finance Agency Rev. (Davidson College), 5%, 3/01/2045	1,500,000	1,570,980
North Carolina Capital Facilities Finance Agency Rev. (Wake Forest University), 4%, 1/01/2048	3,000,000	3,410,910
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5.25%, 3/01/2033	1,000,000	1,005,650
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,458,708
North Carolina Central University Rev., 5%, 4/01/2044	3,265,000	3,920,775
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2029 (Prerefunded 10/01/2023)	5,000,000	5,650,800
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2033	500,000	676,445
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2034	1,000,000	1,348,920
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2035	1,180,000	1,585,708
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	450,000	459,734
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), “A”, 4%, 6/01/2044	2,915,000	3,158,140
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	170,000	167,708
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	275,000	269,951

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	$115,000	$106,569
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	140,000	126,000
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	820,238
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	5,000,000	5,496,100
University of North Carolina, Ashville, Rev., 4%, 6/01/2039	1,450,000	1,668,443
University of North Carolina, Charlotte, Rev., 5%, 4/01/2043	1,715,000	1,901,420
University of North Carolina, Charlotte, Rev., “A”, 5%, 10/01/2038	1,110,000	1,431,201
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2040	6,310,000	7,263,693
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	1,750,000	2,047,377
University of North Carolina, Greensboro, Rev., 5%, 4/01/2026 (Prerefunded 4/01/2021)	3,000,000	3,035,160
University of North Carolina, Greensboro, Rev., 4%, 4/01/2034	1,000,000	1,175,310
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,173,330
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	2,000,000	2,231,480
University of North Carolina, School of Art General Rev., 4%, 2/01/2040	1,000,000	1,166,190
University of North Carolina, School of Art General Rev., 4%, 2/01/2045	2,825,000	3,245,416
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 5%, 6/01/2028	3,045,000	3,515,605
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2032	500,000	556,835
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2033	400,000	444,136
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2034	500,000	554,125
University of North Carolina, Wilmington, Rev., “B”, 4%, 10/01/2039	1,000,000	1,189,680
University of North Carolina, Wilmington, Rev., “B”, 4%, 10/01/2044	1,405,000	1,647,742
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035	195,000	206,981
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	4,530,946
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2032	2,420,000	3,211,848
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2033	500,000	659,690
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2034	1,300,000	1,709,396
Winston-Salem State University, NC, General Rev., 5%, 4/01/2033	1,000,000	1,035,040
Winston-Salem State University, NC, General Rev., AGM, 5%, 10/01/2042	2,470,000	2,870,930
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/2029	1,550,000	1,641,869
		$106,180,318
Universities - Dormitories – 0.7%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$3,045,000	$3,626,230
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$1,100,000	$1,127,500
Utilities - Municipal Owned – 2.6%
Greenville, NC, Greenville Utilities Commission Combined Enterprise System Rev., 5%, 8/01/2044	$300,000	$382,986
North Carolina Municipal Power Agency No. 1, Catawba Electric Refunding Rev., “A”, 5%, 1/01/2032	5,655,000	7,363,771
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,125,000	908,437
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	175,000	141,313
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	85,000	68,850
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	40,000	32,400
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	415,000	336,150
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	40,000	31,800
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	440,000	355,300
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	720,000	581,400
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	240,000	193,200
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	195,000	157,462
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	190,000	153,425
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	35,000	28,263
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	585,000	472,387
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	240,000	256,625
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	340,000	360,278

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	$420,000	$446,023
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	530,000	565,764
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	50,000	53,481
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	35,000	28,394
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	80,000	64,800
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	265,000	210,675
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	305,000	247,050
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	95,000	76,950
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	300,000	243,000
		$13,760,184
Utilities - Other – 0.5%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	$1,290,000	$1,584,159
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	805,000	807,729
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2031	255,000	272,921
		$2,664,809
Water & Sewer Utility Revenue – 7.3%
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/2036 (Prerefunded 8/01/2021)	$4,410,000	$4,530,481
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/2040 (Prerefunded 6/01/2024)	1,250,000	1,453,538
Charlotte, NC, Water & Sewer System Refunding Rev., 5%, 7/01/2030	2,000,000	2,787,360
Charlotte, NC, Water & Sewer System Refunding Rev., 5%, 7/01/2033	1,750,000	2,397,377
Charlotte, NC, Water & Sewer Systems Rev., 4%, 7/01/2047	4,000,000	4,734,040
Durham County, NC, Enterprise Systems Rev., 5%, 6/01/2029 (Prerefunded 6/01/2021)	1,590,000	1,621,577
Greensboro, NC, Enterprise Systems Rev., “A”, 4%, 6/01/2047	2,000,000	2,303,220
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	220,000	256,087
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	380,000	451,748
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	480,000	569,299
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,325,000	1,562,784
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,143,240
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	605,000	750,218
Lincoln County, NC, Enterprise System Rev., 3%, 8/01/2033	230,000	265,662
Lincoln County, NC, Enterprise System Rev., 3%, 8/01/2034	175,000	200,550
Lincoln County, NC, Enterprise System Rev., 3%, 8/01/2035	250,000	284,703
Lincoln County, NC, Enterprise System Rev., 3%, 8/01/2036	385,000	435,654
Lincoln County, NC, Enterprise System Rev., 3%, 8/01/2037	345,000	388,411
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	95,000	108,120
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	115,000	130,162
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	60,000	68,197
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	140,000	158,560
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2025	2,010,000	2,400,000
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2028	500,000	629,715
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,649,116
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	1,600,000	1,873,536
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 3/01/2029 (Prerefunded 3/01/2023)	3,145,000	3,471,703
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2043	920,000	1,135,096
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2034	700,000	829,780
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2035	500,000	591,660
		$39,181,594
Total Municipal Bonds		$519,445,791
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$1,700,000	$489,637

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 0.1% (v)	10,375,880	$10,375,880

Other Assets, Less Liabilities – 0.6%		3,417,454
Net Assets – 100.0%		$533,728,762
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,375,880 and $519,935,428, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,029,653, representing 0.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
Derivative Contracts at 12/31/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	47	$8,139,813	March – 2021	$50,498
At December 31, 2020, the fund had cash collateral of $197,400 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$519,445,791	$—	$519,445,791
U.S. Corporate Bonds	—	489,637	—	489,637
Mutual Funds	10,375,880	—	—	10,375,880
Total	$10,375,880	$519,935,428	$—	$530,311,308
Other Financial Instruments
Futures Contracts – Assets	$50,498	$—	$—	$50,498
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,538,961	$108,605,905	$109,768,188	$(1,273)	$475	$10,375,880

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$13,882	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2020, are as follows:
North Carolina	75.4%
Puerto Rico	7.3%
Illinois	2.1%
New Jersey	1.6%
Pennsylvania	1.6%
Guam	1.4%
Maryland	1.3%
New York	1.2%
California	1.0%
Virginia	0.9%
Ohio	0.8%
Texas	0.8%
Georgia	0.6%
Tennessee	0.5%
Alabama	0.3%
Connecticut	0.3%
South Carolina	0.3%
Louisiana	0.2%
Michigan	0.2%
Mississippi	0.2%
Colorado	0.1%
Florida	0.1%
Indiana	0.1%
Washington DC	0.1%
U.S. Treasury Securities	(1.5%)
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.